DEBT - Debt Obligations (Details)			1 Months Ended		4 Months Ended
	Jun. 10, 2021 USD ($) D	Nov. 22, 2019 $ / shares	Jul. 31, 2021	Jun. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 09, 2021 $ / shares shares	Mar. 31, 2021 USD ($)
Debt
Face amount					$ 1,700,000
Total debt						$ 13,258,000	$ 12,839,000		$ 13,684,000
Less: current portion of debt						(2,620,000)	(965,000)		(515,000)
Long-term debt						10,638,000	11,874,000		13,169,000
Common share purchase warrants | shares										13,750
Shares per warrant | shares										1
Term of warrants										48 months
Warrant exercise price (in dollars per share) | $ / shares					$ 100.00					$ 151.00
Senior Term Loan
Debt
Maximum borrowing capacity	$ 6,000,000
Senior Revolving Loan
Debt
Maximum borrowing capacity	$ 2,000,000
Number of business days prior to written notice of prepayment | D	10
Minimum prepayment advances outstanding	$ 250,000
Percentage of aggregate advances outstanding	25.00%
Term of of written notice of company's intention to prepay	30 days
Term of interest	12 months
Senior Term Acquisition Line
Debt
Maximum borrowing capacity	$ 3,000,000
Central Bank Debt PPP promissory note
Debt
Total									1,687,000
Paycheck Protection Program loan
Debt
Total								$ 0
Face amount											$ 1,700,000
Bearing interest rate											1.00%
Convertible Debt
Debt
Total						3,390,000
Face amount						3,450,000	3,450,000
Less: principal converted to common shares						(60,000)	(60,000)
Less: fair value ascribed to conversion feature and warrants						(1,523,000)	(1,523,000)
Plus: accretion of implied interest						1,277,000	1,086,000
Total debt						3,144,000	2,953,000
Centurion debenture
Debt
Total							11,000,000		11,000,000
Face amount						11,000,000	11,000,000
Less: fair value ascribed to conversion feature and warrants						(1,204,000)	(1,204,000)		(1,204,000)
Plus: accretion of implied interest						626,000	476,000		176,000
Less: net debt issuance costs						(308,000)	(386,000)		(547,000)
Total debt						$ 10,114,000	9,886,000		9,425,000
Commitment fee (in percent)	2.25%
Commitment fee	$ 248,000
Debenture with Maturity Date of June 9, 2025
Debt
Face amount	$ 11,000,000
Bearing interest rate	9.50%
Interest rate during period			1.50%
Interest on over due interest	3.00%
Debenture with Maturity Date of June 9, 2025 | Credit Facility dated March 8, 2021
Debt
Bearing interest rate				9.50%
Royal Bank of Canada Prime Rate | Debenture with Maturity Date of June 9, 2025
Debt
Variable rate	7.05%
Royal Bank of Canada Prime Rate | Debenture with Maturity Date of June 9, 2025 | Credit Facility dated March 8, 2021
Debt
Variable rate				7.05%
Centurion Debt | Credit Facility dated March 8, 2021
Debt
Face amount				$ 8,000,000.0
Fair value of debt				$ 6,800,000
Term of debt				4 years
Debt Instrument, Covenant Compliance				Under the terms and conditions of the debt arrangement, Centurion modified their debt covenant calculations to allow bad debt expense to be excluded. The Company’s was not in compliance with the debt covenants as of June 30, 2023. However, on August 11, 2023, the Company received a debt covenant waiver effective June 30, 2023. The Company expects similar waivers will be required from Centurion in future periods.
Centurion Debt | Senior Term Loan
Debt
Maximum borrowing capacity				$ 6,000,000
Number of warrants issued | shares				13,750
Warrant exercise price (in dollars per share) | $ / shares				$ 7.55
Centurion Debt | Senior Revolving Loan
Debt
Maximum borrowing capacity				$ 2,000,000
Centurion Debt | Senior Term Acquisition Line
Debt
Maximum borrowing capacity				3,000,000
Centurion Debt | Debenture with Maturity Date of June 9, 2025
Debt
Face amount				11,000,000
Centurion Debt | Warrants | Credit Facility dated March 8, 2021
Debt
Fair value of debt				$ 1,200,000
Convertible Debt
Debt
Total							3,390,000
Face amount							3,450,000		3,450,000
Less: principal converted to common shares							(60,000)		(60,000)
Less: fair value ascribed to conversion feature and warrants							(1,523,000)		(1,523,000)
Plus: accretion of implied interest							1,086,000		705,000
Total debt							$ 2,953,000		$ 2,572,000
Bearing interest rate		9.00%			9.00%
Term of debt		4 years			4 years
Common share purchase warrants | shares					72
Term of warrants					3 years
Warrant exercise price (in dollars per share) | $ / shares		$ 190.00			$ 190.00